Common Stock Options	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock Options
COMMON STOCK OPTIONS

The Company’s stockholders approved the RGC Resources, Inc. Key Employee Stock Option Plan (“KESOP”). The KESOP provides for the issuance of common stock options to officers and certain other full-time salaried employees to acquire shares of the Company’s common stock. As of September 30, 2014, the number of shares available for future grants was 66,000.
FASB ASC No. 718 - Compensation-Stock Compensation requires that compensation expense be recognized for the issuance of equity instruments to employees. During the fiscal years ended 2014 and 2013, the Board approved stock option grants to certain officers. As required by the KESOP, each option's exercise price per share equaled the fair value of the Company's common stock on the grant date. Pursuant to the Plan, the options vest over a six-month period and are exercisable over a ten-year period from the date of issuance.
As the Company's stock options are not traded on the open market, the fair value of each grant is estimated on the date of grant using the Black-Scholes option pricing model including the following assumptions:

	Years Ended September 30,
	2014	2013	2012
Expected volatility	35.01%	34.75%	N/A
Expected dividends	4.21%	4.32%	N/A
Expected exercise term (years)	7.00	7.00	N/A
Risk-free interest rate	2.23%	1.23%	N/A
The underlying methods regarding each assumption are as follows:
Expected volatility is based on the historical volatilities of the daily closing price of the Company's common stock.
Expected dividend rate is based on historical dividend payout trends.
Expected exercise term is based on the average time historical option grants were outstanding before being exercised.
Risk-free interest rate is based on the 7-year Treasury rate on the date of option grant.
No forfeitures are assumed to occur.

Stock option transactions under the Company's plans for the years ended September 30, 2014, 2013 and 2012 are summarized below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Terms (years)	Aggregate Intrinsic Value
Options outstanding, September 30, 2011	11,000	$9.05	1.2	$105,600
Options granted	—	—
Options exercised	(11,000)	9.05
Options expired	—	—
Options forfeited	—	—
Options outstanding, September 30, 2012	—	—	0.0	—
Options granted	21,000	19.01
Options exercised	—	—
Options expired	—	—
Options forfeited	—	—
Options outstanding, September 30, 2013	21,000	19.01	9.5	5,229
Options granted	17,000	18.95
Options exercised	—	—
Options expired	—	—
Options forfeited	—	—
Options outstanding, September 30, 2014	38,000	$18.98	8.8	$34,840

Vested and exercisable at September 30, 2014	38,000	$18.98	8.8	$34,840

The weighted-average grant-date fair value of options granted during the years ended September 30, 2014 and 2013 was $4.43 and $4.04. The intrinsic value of the options exercised during fiscal 2012 was $91,721. The Company recognized $75,310 and $84,840 in stock option expense in fiscal 2014 and 2013.
The Company received $99,550 from the exercise of options in 2012. No options were exercised in 2013 or 2014.